                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07109

Morgan Stanley Insured Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS January 31, 2006 (unaudited)

       PRINCIPAL
       AMOUNT IN                                                                           COUPON     MATURITY
       THOUSANDS                                                                            RATE        DATE             VALUE
       ---------                                                                            ----        ----             -----

                    TAX-EXEMPT MUNICIPAL BONDS (97.7%)
                    General Obligation  (8.8%)
           $2,000   Huntington Beach Union High School District, California,                 5.00%     08/01/26         $2,099,520
                      Ser 2004 (FSA)
            1,000   San Francisco City & County, California, Laguna Honda Hospital           5.00      06/15/30          1,034,860
                      Ser 2005 I (FSA)
            1,000   Honolulu City & County, Hawaii, ROLS RR II R 237-3 (MBIA)               7.356++    03/01/26          1,134,630
            1,500   DuPage County Community Unit School District 200, Illinois, Wheaton      5.25      10/01/22          1,618,245
                      Warrenville Ser 2003 C (FSA)
            3,000   Illinois, First Ser 2002 (MBIA)                                         5.375      07/01/21          3,247,200
            -----                                                                                                        ---------
            8,500                                                                                                        9,134,455
            -----                                                                                                        ---------

                    Educational Facilities Revenue  (5.1%)
            2,000   District of Columbia, National Academy of Sciences Ser 1999 A (Ambac)    5.00      01/01/19          2,105,320
            1,000   University of Medicine & Dentistry, New Jersey, COPs Ser A (MBIA)        5.00      09/01/17          1,052,830
            1,000   Ohio State University, General Receipts Ser 1999 (FSA)                   5.25      12/01/19          1,055,600
            1,000   Southwest Higher Education Authority, Texas, Southern Methodist          5.50      10/01/18          1,095,840
            -----     University Ser 2002 (Ambac)                                                                        ---------

            5,000                                                                                                        5,309,590
            -----                                                                                                        ---------

                    Electric Revenue  (8.0%)
            3,500   Southern California Public Power Authority, Mangolia Power               5.00      07/01/21          3,687,005
                      Ser A 2003 (Ambac)
            3,000   South Carolina Public Service Authority, 2003 Refg Ser A (Ambac)         5.00      01/01/21          3,165,570
            1,475   Wisconsin Public Power Inc, Power Supply Ser 2005 A (Ambac)              5.00      07/01/37          1,527,038
            -----                                                                                                        ---------
            7,975                                                                                                        8,379,613
            -----                                                                                                        ---------

                    Hospital Revenue  (5.8%)
            3,000   New York City Health & Hospitals Corporation, New York, Health           5.25      02/15/21          3,221,370
                      2003 Ser B (Ambac)+
            2,600   New York State Dormitory Authority, FHA Insured Mtge 2004 Ser A (FSA)    5.25      08/15/19          2,808,676
            -----                                                                                                        ---------
            5,600                                                                                                        6,030,046
            -----                                                                                                        ---------

                    Industrial Development/Pollution Control Revenue  (2.9%)
            3,000   Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc          5.00      12/01/22          3,088,050
            -----     Refg Ser 2003 B (AMT) (XLCA)                                                                       ---------

                    Mortgage Revenue - Multi-Family  (1.8%)
            1,905   Los Angeles Community Redevelopment Agency, California, Refg             6.55      01/01/27          1,918,278
            -----     Ser 1994 A (Ambac)                                                                                 ---------

                    Public Facilities Revenue  (13.3%)
            1,000   Val Verde Unified School District, California, School Construction       5.00      01/01/30          1,036,730
                      COPs Ser 2005 B (FGIC)
            4,000   Broward County School Board, Florida, Ser 2001 A COPs (FSA)              5.00      07/01/26          4,136,160
            1,700   Jacksonville, Florida, Excise Tax Refg Ser 2002 (AMT) (MBIA)             5.25      10/01/20          1,804,992
            1,000   Baltimore Convention Center, Maryland, Ser 2006 A (XLCA) (WI)            5.25      09/01/39          1,069,950

             2,000  Massachusetts School Building Authority, Dedicated Sales Tax             5.00      08/15/18          2,153,160
                      Revenue Ser 2005 A (FSA)
             2,000  Michigan Municipal Bond Authority, Ser 1994 A (FGIC)                     6.00      12/01/13          2,024,480
             1,120  Oregon State Department of Administrative Services Ser 2005 B
                      COPs (FGIC)                                                            5.00      11/01/22          1,185,038
               510  Laredo ISD Public Facilities Corporation, Texas,  Ser 2004 C (Ambac)     5.00      08/01/24            524,933
               ---                                                                                                      ----------
            13,330                                                                                                      13,935,443
            ------                                                                                                      ----------

                    Recreational Facilities Revenue  (5.6%)
             2,000  Florida Department of Environmental Protection, Preservation 2000        5.25      07/01/13          2,133,160
                      Ser 1999 A (FGIC)
             2,500  Metropolitan Pier & Explosion Authority, Illinois, McCormick Place Ser   5.25      06/15/42          2,612,900
                      2002 A (MBIA)
             1,000  Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                        5.25      12/01/32          1,057,400
             -----                                                                                                       ---------
             5,500                                                                                                       5,803,460
             -----                                                                                                       ---------

                    Resource Recovery Revenue  (2.9%)
             2,750  Massachusetts Development Finance Agency, SEMASS                        5.625      01/01/16          3,007,318
             -----    Ser 2001 A (MBIA)                                                                                  ---------

                    Transportation Facilities Revenue  (19.7%)
             1,500  Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport          5.75      07/01/18          1,631,730
                      Ser 2002 B (AMT) (FGIC)
             3,000  Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT) (Ambac)    6.00      11/15/18          3,251,460
             1,000  Metropolitan Washington Airports Authority, District of Columbia &       5.00      10/01/20          1,037,310
                      Virginia, Ser 2004 C -1 (AMT) (FSA) #
             2,000  Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001 A        5.375      01/01/32          2,065,200
                      (AMT) (Ambac)
             2,000  Massachusetts Turnpike Authority, Metropolitan Highway                   5.00      01/01/37          2,030,520
                      1997 Ser A (MBIA)
             3,000  New Jersey Turnpike Authority, Ser 2003 A (FGIC)                         5.00      01/01/27          3,127,200
             2,000  Metropolitan Transportation Authority, New York, State Service           5.50      01/01/19          2,197,900
                      Contract Ser 2002 A (MBIA)
             1,000  Pennsylvania Turnpike Commission, 2004 Ser A (Ambac)                     5.00      12/01/34          1,040,120
             3,000  Dallas Area Rapid Transportation, Texas, Ser 2001 (Ambac)                5.00      12/01/26          3,090,780
             1,000  Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)                 5.25      08/15/35          1,039,190
             -----                                                                                                      ----------
            19,500                                                                                                      20,511,410
            ------                                                                                                      ----------

                    Water & Sewer Revenue  (16.2%)
             1,000  Cottonwood, Arizona, Water Revenue Ser 2006 (XLCA)                       5.00      07/01/35          1,036,540
             1,000  Los Angeles Department of Water & Power, California, Water 2004          5.00      07/01/25          1,047,880
                      Ser C (MBIA)
             1,000  Kansas Development Finance Authority, Public Water Supply                5.50      04/01/21          1,075,870
                      Ser 2000-2 (Ambac)
             2,000  Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)                5.00      07/01/30          2,051,880
             1,000  New York City Municipal Water Finance Authority, 2005 Ser C (MBIA)       5.00      06/15/27          1,049,940
             2,000  Toledo, Ohio, Waterworks Impr & Refg Ser 1999 (FGIC)                     4.75      11/15/17          2,078,700
                    Houston, Texas,
             2,000    Water & Sewer Jr Lien Refg Ser 2001 A (FSA)                            5.50      12/01/16          2,187,340
             2,000    Combined Utility Refg 2004 Ser A (FGIC)                                5.25      05/15/23          2,150,660

             2,000  San Antonio, Texas, Water & Refg Ser 2002 (FSA)                          5.00      05/15/28          2,057,980

             2,000   King County, Washington, Sewer Refg 2001 (FGIC)                        5.125      01/01/20          2,131,000
             -----                                                                                                      ----------
            16,000                                                                                                      16,867,790
            ------                                                                                                      ----------

                     Other Revenue (7.6%)
             2,000   Golden State Tobacco Securitization Corporation, California,            5.00      06/01/38          2,063,860
                       Enhanced Asset Backed Ser 2005 A (FGIC)
                     New York City Transitional Finance Authority, New York,
             2,000     2003 Ser D (MBIA)                                                     5.25      02/01/20          2,169,740
             1,500     2004 Ser C (MBIA)                                                     5.00      02/01/21          1,583,430
             2,000   Philadelphia, Pennsylvania, Gas Works Second Ser 1998 (FSA)             5.00      07/01/23          2,098,400
             -----                                                                                                       ---------
             7,500                                                                                                       7,915,430
             -----                                                                                                       ---------
            96,560   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $97,315,232)                                               101,900,883
            ------                                                                                                     -----------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (2.4%)
               400   Illinois Financing Authority, Ser 2005 B (Demand 02/01/06)              3.06*     05/15/35            400,000
               400   Missouri Health & Educational Facilities Authority, Cox Health          3.08*     06/01/15            400,000
                      Ser 1997 (MBIA) (Demand 02/01/06)
             1,700   Harris County Health Facilities Development Corporation, Texas,         3.07*     12/01/32          1,700,000
             -----     Methodist Hospital Ser 2005 B (Demand 02/01/06)                                                    ---------

             2,500   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (Cost $2,500,000)                                2,500,000
             -----                                                                                                       ---------

           $99,060   TOTAL INVESTMENTS (Cost $99,815,232) (a) (b)                           100.1%                     104,400,883
           =======
                     LIABILITIES IN EXCESS OF OTHER ASSETS                                   (0.1)                        (153,757)
                                                                                             -----                       ---------
                     NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                           100.0%                    $104,247,126
                                                                                            ======                     ===========

-------------------------------
     AMT    Alternative Minimum Tax.
    COPs    Certificates of Participation.
    ROLS    Reset Option Longs (Illiquid security).
     WI     Security purchased on a when-issued basis.
      +     A portion of this security has been physically segregated in connection with open futures contracts in the amount of $66,250.
      ++    Current coupon rate for inverse floating rate municipal obligation.
            This rate resets periodically as the auction rate on the related security changes. Position in inverse floating rate municipal obligation has a total value of $1,134,630 which represents 1.1% of net assets applicable to common shareholders.
      *     Current coupon of variable rate demand obligation.
      #     Joint exemption in locations shown.
     (a)    Securities have been designated as collateral in an amount equal to
            $16,981,660 in connection with open futures contracts and the purchase of a when-issued security.
     (b)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,661,891 and the aggregate gross unrealized depreciation is $76,240, resulting in net unrealized appreciation of $4,585,651.

  Bond Insurance:
  ---------------
    Ambac    Ambac Assurance Corporation.
    FGIC     Financial Guaranty Insurance Company.
     FSA     Financial Security Assurance Inc.
    MBIA     Municipal Bond Investors Assurance Corporation.
    XLCA     XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2006:

                                                       DESCRIPTION,
     NUMBER OF                                        DELIVERY MONTH                     UNDERLYING FACE                UNREALIZED
     CONTRACTS             LONG/SHORT                    AND YEAR                        AMOUNT AT VALUE               APPRECIATION
-------------------    ------------------    ---------------------------------     ----------------------------     ----------------

       125                   Short              U.S. Treasury Notes 5 Year                $(13,216,798)                  $45,554
                                                         March 2006
        25                   Short             U.S. Treasury Notes 10 Year                 (2,710,937)                    10,869
                                                         March 2006

                                                                                                                    ----------------

                                               Total Unrealized Appreciation ................................            $56,423
                                                                                                                    ================

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Arizona                                                                     2.6%
California                                                                 12.4
Colorado                                                                    3.1
District of Columbia                                                        3.0
Florida                                                                     7.7
Hawaii                                                                      4.1
Illinois                                                                    9.5
Kansas                                                                      1.0
Maryland                                                                    1.0
Massachusetts                                                               6.9
Michigan                                                                    3.9
Missouri                                                                    0.4
New Jersey                                                                  4.0
New York                                                                   12.5
Ohio                                                                        4.0
Oregon                                                                      1.1
Pennsylvania                                                                3.0
South Carolina                                                              3.0
Texas                                                                      13.3
Virginia                                                                    1.0
Washington                                                                  2.0
Wisconsin                                                                   1.5
Joint exemptions*                                                          (1.0)
                                                                          ------
Total+                                                                    100.0%
                                                                          ======
-------------------------
* Joint exemptions have been included in each geographic location.
+ Does not include open short futures contracts with an underlying face amount of $15,927,735 with unrealized appreciation of $56,423.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.     I have reviewed this report on Form N-Q of Morgan Stanley Insured
       Municipal Securities;

2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.     Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.     The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

       (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       (b) Omitted;

       (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

       (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
           registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.     The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 23, 2006
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.     I have reviewed this report on Form N-Q of Morgan Stanley Insured
       Municipal Securities;

2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.     Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.     The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

       (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       (b) Omitted;

       (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

       (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
           registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.     The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 23, 2006
                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       5